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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington D.C. 20549

                                 FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24F-2

           Read Instructions at end of Form before preparing Form.
                            Please Print or Type


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1. Name and address of issuer:
     NASL Series Trust
     116 Huntington Ave
     Boston, MA 02116

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2. Name of each series or class of funds for which this notice is filed:

     Global Equity Trust
     Pasadena Growth Trust
     Equity Trust
     Value Equity Trust
     Growth and Income Trust
     International Growth and Income Trust
     Strategic Bond Trust
     Global Government Bond Trust
     Investment Quality Bond Trust
     U.S. Government Securities Trust
     Money Market Trust
     Aggressive Asset Allocation Trust
     Moderate Asset Allocation Trust
     Conservative Asset Allocation Trust

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3. Investment Company Act File Number:   811-4146

     Securities Act File Number:   2-94157

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4. Last day of fiscal year for which this notice is filed:  December 31, 1995

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:

     Not Applicable
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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

     Not Applicable

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7. Number and Amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

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9. Number and aggregate sale price of securities sold during the fiscal year:

     980,157                  12,296,073

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24F-2:

     980,157                  12,296,073

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):

     21,264                   266,755

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
12. Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal           $  12,296,073
     year in reliance on rule 24F-2 (From Item 10):                          -------------

     (ii) Aggregate price of shares issued in connection with                +     266,755
     dividend reinvestment plans (from Item 11, if applicable):              -------------

     (iii) Aggregate price of shares redeemed or repurchased                 -   2,309,449
     during fiscal year (if applicable):                                     -------------

     (iv) Aggregate price of shares redeemed or repurchased                  +           0
     and previously applied as a reduction to filing fees pursuant           -------------
     to rule 24e-2 (if applicable):

     (v) Net aggregate price of securities sold and issued during the           10,253,379
     fiscal year in reliance on rule 24f-2  [line (i), plus line (ii),       -------------
     less line (iii), plus line (iv)] if applicable:

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
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act        x      1/2900
     of 1933 or other applicable law or regulation (See instruction C.6):    -------------

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:           $    3,535.67
                                                                             -------------

Instruction:   Issuers should complete line (ii), (iii), (iv), and (v)
only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of  Informal and
Other Procedures (17CFR 202.3a):   /x/

Date of mailing or wire transfer of filing fees to the
Commission's lockbox depository:                                      2/27/96

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                          NASL Series Trust

By (Signature and Title)  Richard C. Hirtle
                          ----------------------------
                          Richard C. Hirtle
                          Vice President and Treasurer

Date:  February 26, 1996

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February 27, 1996

Trustees
NASL Series Trust

Dear Trustees:

This opinion is written in reference to the shares of beneficial interest
(the "Shares") of NASL Series Trust (the "Trust") covered by the Rule 24f-2 notice dated February 27, 1996, to be filed with the Securities and Exchange Commission. I have examined such documents, reviewed such questions of law, and received such certification of facts by an officer of the Trust as I deemed necessary for purposes of this opinion. On the basis of such examination, review and certification and in reliance on the compliance procedures adopted by the Trust, it is my opinion that the shares of the Trust covered by the Rule 24f-2 notice referred to above have been legally issued and are fully paid and non-assessable.

I hereby consent to the filing of this letter with the Rule 24f-2 notice.

Very truly yours,

Betsy Anne Seel
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Betsy Anne Seel
Counsel